Stockholders Equity - Schedule of Additional Information Regarding Options Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding	52,065,063	55,316,336
Weighted Average Exercise Price	$ 1.69	$ 1.62	$ 1.32	$ 1.03
Weighted Average Remaining Contractual Life (Years)	5 years 9 months 7 days	5 years 9 months 7 days
$0.11 - $0.64
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding	7,910,607	10,380,188
Weighted Average Exercise Price	$ 0.49	$ 0.40
Weighted Average Remaining Contractual Life (Years)	1 year 8 months 23 days	1 year 6 months 21 days
$0.11 - $0.64 | Minimum
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	$ 0.11	$ 0.11
$0.11 - $0.64 | Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	$ 0.64	$ 0.64
$1.05 - $1.35
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding	27,952,167	28,295,781
Weighted Average Exercise Price	$ 1.25	$ 1.25
Weighted Average Remaining Contractual Life (Years)	5 years 4 months 2 days	5 years 6 months 25 days
$1.05 - $1.35 | Minimum
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	$ 1.05	$ 1.05
$1.05 - $1.35 | Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	1.35	1.35
$2.38
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	$ 2.38	$ 2.38
Number of Options Outstanding	13,515,675	13,953,743
Weighted Average Exercise Price	$ 2.38	$ 2.38
Weighted Average Remaining Contractual Life (Years)	8 years 3 months 25 days	8 years 6 months 21 days
$6.23
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Price per Share	$ 6.23	$ 6.23
Number of Options Outstanding	2,686,614	2,686,624
Weighted Average Exercise Price	$ 6.23	$ 6.23
Weighted Average Remaining Contractual Life (Years)	9 years 5 months 4 days	9 years 8 months 4 days